UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21670

Investment Company Act File Number

Eaton Vance Enhanced Equity Income Fund II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Enhanced Equity Income Fund II

September 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.8%(1)

Security	Shares	Value
Aerospace & Defense — 4.3%
Boeing Co. (The)	116,744	$13,717,420
United Technologies Corp.	121,805	13,133,015

		$26,850,435

Air Freight & Logistics — 1.0%
United Parcel Service, Inc., Class B	71,449	$6,528,295

		$6,528,295

Auto Components — 1.4%
Dana Holding Corp.	180,543	$4,123,602
TRW Automotive Holdings Corp.(2)	66,854	4,767,359

		$8,890,961

Beverages — 1.5%
Beam, Inc.	145,966	$9,436,702

		$9,436,702

Biotechnology — 4.5%
Biogen Idec, Inc.(2)	17,315	$4,168,759
Celgene Corp.(2)	76,343	11,751,478
Gilead Sciences, Inc.(2)	189,087	11,882,227

		$27,802,464

Capital Markets — 0.8%
Charles Schwab Corp. (The)	97,951	$2,070,684
Morgan Stanley	106,458	2,869,043

		$4,939,727

Chemicals — 5.0%
Air Products and Chemicals, Inc.	51,802	$5,520,539
Cytec Industries, Inc.	35,012	2,848,576
Ecolab, Inc.	28,931	2,857,226
LyondellBasell Industries NV, Class A	80,531	5,897,285
Monsanto Co.	100,110	10,448,481
PPG Industries, Inc.	23,250	3,884,145

		$31,456,252

Commercial Banks — 0.9%
PNC Financial Services Group, Inc. (The)	36,483	$2,643,193
Wells Fargo & Co.	65,669	2,713,443

		$5,356,636

Communications Equipment — 2.4%
F5 Networks, Inc.(2)	40,046	$3,434,345
QUALCOMM, Inc.	172,653	11,629,906

		$15,064,251

Computers & Peripherals — 4.3%
Apple, Inc.	47,276	$22,538,833
NCR Corp.(2)	101,829	4,033,447

		$26,572,280

Security	Shares	Value
Consumer Finance — 1.4%
American Express Co.	117,185	$8,849,811

		$8,849,811

Diversified Telecommunication Services — 1.2%
Verizon Communications, Inc.	164,212	$7,662,132

		$7,662,132

Electrical Equipment — 2.2%
Emerson Electric Co.	160,578	$10,389,397
Generac Holdings, Inc.	76,467	3,260,553

		$13,649,950

Electronic Equipment, Instruments & Components — 0.5%
InvenSense, Inc.(2)	184,472	$3,250,397

		$3,250,397

Energy Equipment & Services — 1.6%
Cameron International Corp.(2)	46,291	$2,702,006
Halliburton Co.	144,682	6,966,438

		$9,668,444

Food & Staples Retailing — 1.6%
Whole Foods Market, Inc.	170,558	$9,977,643

		$9,977,643

Food Products — 5.5%
Hain Celestial Group, Inc. (The)(2)	77,711	$5,993,072
Hershey Co. (The)	153,718	14,218,915
Mondelez International, Inc., Class A	450,856	14,165,896

		$34,377,883

Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	85,209	$2,828,087
Covidien PLC	94,881	5,782,048
Stryker Corp.	91,419	6,179,010

		$14,789,145

Health Care Providers & Services — 0.8%
Express Scripts Holding Co.(2)	80,874	$4,996,396

		$4,996,396

Hotels, Restaurants & Leisure — 2.6%
Marriott International, Inc., Class A	57,676	$2,425,852
McDonald’s Corp.	90,641	8,720,571
Starbucks Corp.	68,800	5,295,536

		$16,441,959

Industrial Conglomerates — 1.5%
Danaher Corp.	138,125	$9,574,825

		$9,574,825

Insurance — 0.7%
AmTrust Financial Services, Inc.	114,165	$4,459,285

		$4,459,285

Internet & Catalog Retail — 5.0%
Amazon.com, Inc.(2)	68,757	$21,496,188
Netflix, Inc.(2)	31,319	9,684,148

		$31,180,336

Internet Software & Services — 7.8%
eBay, Inc.(2)	225,338	$12,571,607
Facebook, Inc., Class A(2)	125,639	6,312,103
Google, Inc., Class A(2)	30,390	26,618,905
VeriSign, Inc.(2)	64,455	3,280,115

		$48,782,730

Security	Shares	Value
IT Services — 5.1%
Accenture PLC, Class A	128,432	$9,457,732
International Business Machines Corp.	65,929	12,208,732
Visa, Inc., Class A	51,956	9,928,792

		$31,595,256

Machinery — 1.4%
Deere & Co.	110,010	$8,953,714

		$8,953,714

Media — 4.6%
Comcast Corp., Class A	215,247	$9,718,402
Lions Gate Entertainment Corp.(2)	242,686	8,506,144
Walt Disney Co. (The)	163,117	10,519,416

		$28,743,962

Multiline Retail — 3.3%
Dollar General Corp.(2)	179,467	$10,132,707
Macy’s, Inc.	127,157	5,502,084
Target Corp.	73,031	4,672,523

		$20,307,314

Oil, Gas & Consumable Fuels — 2.6%
EOG Resources, Inc.	27,831	$4,711,231
Occidental Petroleum Corp.	50,044	4,681,116
Phillips 66	61,057	3,530,316
Range Resources Corp.	41,553	3,153,457

		$16,076,120

Personal Products — 2.0%
Estee Lauder Cos., Inc. (The), Class A	182,921	$12,786,178

		$12,786,178

Pharmaceuticals — 5.2%
Perrigo Co.	62,924	$7,763,563
Pfizer, Inc.	267,298	7,674,126
Roche Holding AG PC	24,995	6,745,485
Shire PLC ADR	84,087	10,081,190

		$32,264,364

Real Estate Investment Trusts (REITs) — 1.5%
American Tower Corp.	46,913	$3,477,661
AvalonBay Communities, Inc.	13,100	1,664,879
Public Storage, Inc.	27,040	4,341,272

		$9,483,812

Road & Rail — 2.2%
Kansas City Southern	62,651	$6,851,513
Union Pacific Corp.	45,191	7,019,970

		$13,871,483

Semiconductors & Semiconductor Equipment — 0.4%
NXP Semiconductors NV(2)	68,208	$2,538,020

		$2,538,020

Software — 5.6%
Infoblox, Inc.(2)	49,740	$2,080,127
Microsoft Corp.	701,007	23,350,543
Oracle Corp.	278,480	9,237,182

		$34,667,852

Specialty Retail — 1.7%
Home Depot, Inc. (The)	86,909	$6,592,048
Urban Outfitters, Inc.(2)	107,328	3,946,450

		$10,538,498

Textiles, Apparel & Luxury Goods — 1.1%
NIKE, Inc., Class B	97,005	$7,046,443

		$7,046,443

Security	Shares	Value
Tobacco — 1.7%
Philip Morris International, Inc.	123,373	$10,682,868

		$10,682,868

Wireless Telecommunication Services — 0.5%
T-Mobile US, Inc.(2)	127,150	$3,302,086

		$3,302,086

Total Common Stocks (identified cost $584,528,203)		$623,416,909

Short-Term Investments — 0.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(3)	$4,291	$4,290,542

Total Short-Term Investments (identified cost $4,290,542)		$4,290,542

Total Investments — 100.5% (identified cost $588,818,745)		$627,707,451

Covered Call Options Written — (0.5)%

Security	Number of Contracts	Strike Price	Expiration Date	Value
Abbott Laboratories	430	$36.00	11/16/13	$(5,160)
Accenture PLC, Class A	645	80.00	11/16/13	(11,287)
Air Products and Chemicals, Inc.	260	115.00	12/21/13	(53,300)
Amazon.com, Inc.	345	325.00	10/19/13	(86,250)
American Express Co.	590	80.00	11/16/13	(33,630)
American Tower Corp.	235	85.00	10/19/13	(587)
AmTrust Financial Services, Inc.	575	45.00	12/21/13	(27,312)
Apple, Inc.	230	530.00	10/19/13	(29,440)
Beam, Inc.	730	70.00	12/21/13	(63,875)
Biogen Idec, Inc.	90	255.00	10/19/13	(13,950)
Boeing Co. (The)	585	120.00	11/16/13	(163,800)
Cameron International Corp.	235	60.00	10/19/13	(17,625)
Celgene Corp.	385	155.00	11/16/13	(273,350)
Charles Schwab Corp. (The)	490	23.00	10/19/13	(3,675)
Comcast Corp., Class A	1,080	46.00	11/16/13	(113,940)
Covidien PLC	475	65.00	10/19/13	(1,187)
Cytec Industries, Inc.	175	80.00	10/19/13	(47,250)
Dana Holding Corp.	905	24.00	11/16/13	(52,038)
Danaher Corp.	695	75.00	12/21/13	(27,800)
Deere & Co.	550	87.50	10/19/13	(3,850)
Dollar General Corp.	900	62.50	11/16/13	(40,500)
eBay, Inc.	1,130	60.00	11/16/13	(97,745)
Ecolab, Inc.	145	100.00	11/16/13	(27,913)
Emerson Electric Co.	805	65.00	10/19/13	(76,475)
EOG Resources, Inc.	140	175.00	10/19/13	(21,140)
Estee Lauder Cos., Inc. (The), Class A	915	72.50	10/19/13	(29,738)
Express Scripts Holding Co.	405	67.50	12/21/13	(37,463)
F5 Networks, Inc.	200	100.00	10/19/13	(3,300)
Facebook, Inc., Class A	630	48.00	10/19/13	(207,900)
Generac Holdings, Inc.	380	45.00	10/19/13	(6,650)
Gilead Sciences, Inc.	945	67.50	11/16/13	(115,763)
Google, Inc., Class A	155	945.00	11/16/13	(112,375)
Hain Celestial Group, Inc. (The)	390	85.00	10/19/13	(3,900)
Halliburton Co.	725	52.50	11/16/13	(30,813)

Security	Number of Contracts	Strike Price	Expiration Date	Value
Hershey Co. (The)	770	$95.00	11/16/13	$(97,405)
Home Depot, Inc. (The)	435	80.00	11/16/13	(24,142)
Infoblox, Inc.	250	50.00	10/19/13	(7,500)
International Business Machines Corp.	330	205.00	10/19/13	(4,455)
InvenSense, Inc.	925	19.00	10/19/13	(27,750)
Kansas City Southern	315	115.00	10/19/13	(20,475)
Lions Gate Entertainment Corp.	835	39.00	10/19/13	(8,350)
LyondellBasell Industries NV, Class A	405	72.50	10/19/13	(74,925)
Macy’s, Inc.	640	47.00	10/19/13	(4,800)
Marriott International, Inc., Class A	290	43.00	10/19/13	(11,600)
McDonald’s Corp.	455	97.50	10/19/13	(26,617)
Microsoft Corp.	3,505	34.00	10/19/13	(124,428)
Mondelez International, Inc., Class A	2,255	34.00	11/16/13	(46,228)
Monsanto Co.	505	110.00	10/19/13	(24,492)
Morgan Stanley	535	29.00	11/16/13	(17,922)
NCR Corp.	510	40.00	10/19/13	(36,975)
Netflix, Inc.	160	335.00	10/19/13	(41,920)
NIKE, Inc., Class B	485	70.00	10/19/13	(156,413)
NXP Semiconductors NV	345	40.00	10/19/13	(6,900)
Occidental Petroleum Corp.	250	97.50	11/16/13	(38,250)
Oracle Corp.	1,395	35.00	10/19/13	(7,672)
Perrigo Co.	315	130.00	11/16/13	(51,188)
Pfizer, Inc.	1,340	31.00	10/19/13	(670)
Philip Morris International, Inc.	620	92.50	11/16/13	(21,080)
Phillips 66	305	62.50	11/16/13	(25,925)
PNC Financial Services Group, Inc. (The)	185	77.50	10/19/13	(1,387)
PPG Industries, Inc.	120	175.00	11/16/13	(22,500)
Public Storage, Inc.	135	170.00	12/21/13	(27,000)
QUALCOMM, Inc.	865	70.00	10/19/13	(30,708)
Range Resources Corp.	210	82.50	10/19/13	(4,725)
Shire PLC ADR	420	125.00	10/19/13	(61,950)
Starbucks Corp.	345	77.50	10/19/13	(42,780)
Stryker Corp.	460	75.00	12/21/13	(9,200)
TRW Automotive Holdings Corp.	335	75.00	10/19/13	(10,050)
Union Pacific Corp.	230	160.00	10/19/13	(28,290)
United Parcel Service, Inc., Class B	360	95.00	11/16/13	(25,740)
United Technologies Corp.	610	110.00	10/19/13	(60,085)
VeriSign, Inc.	325	55.00	11/16/13	(13,487)
Verizon Communications, Inc.	825	52.50	10/19/13	(1,237)
Visa, Inc., Class A	260	210.00	11/16/13	(22,230)
Walt Disney Co. (The)	820	67.50	11/16/13	(76,260)
Wells Fargo & Co.	330	43.00	11/16/13	(14,850)
Whole Foods Market, Inc.	855	60.00	11/16/13	(132,953)

Total Covered Call Options Written (premiums received $4,428,936)				$(3,334,495)

Other Assets, Less Liabilities — 0.0%(4)				$60,138

Net Assets — 100.0%				$624,433,094

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

(1)	A portion of each applicable common stock for which a written call option is outstanding at September 30, 2013 has been pledged as collateral for such written option.

(2)	Non-income producing security.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2013 was $5,351.

(4)	Amount is less than 0.05%.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$589,502,125

Gross unrealized appreciation	$49,736,002
Gross unrealized depreciation	(11,530,676)

Net unrealized appreciation	$38,205,326

Written options activity for the fiscal year to date ended September 30, 2013 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	48,785	$7,700,699
Options written	258,692	26,845,346
Options terminated in closing purchase transactions	(171,633)	(18,554,121)
Options exercised	(1,129)	(124,798)
Options expired	(91,280)	(11,438,190)

Outstanding, end of period	43,435	$4,428,936

At September 30, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline. The Fund also entered into option transactions or a combination of option transactions on individual securities to seek return and/or to seek to reduce the Fund’s exposure to a decline in the stock price.

At September 30, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $3,334,495.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$123,149,473	$—		$—	$123,149,473
Consumer Staples	77,261,274	—		—	77,261,274
Energy	25,744,564	—		—	25,744,564
Financials	33,089,271	—		—	33,089,271
Health Care	73,106,884	6,745,485		—	79,852,369
Industrials	79,428,702	—		—	79,428,702
Information Technology	162,470,786	—		—	162,470,786
Materials	31,456,252	—		—	31,456,252
Telecommunication Services	10,964,218	—		—	10,964,218
Total Common Stocks	$616,671,424	$6,745,485	*	$—	$623,416,909
Short-Term Investments	$—	$4,290,542		$—	$4,290,542
Total Investments	$616,671,424	$11,036,027		$—	$627,707,451

Liability Description
Covered Call Options Written	$(3,334,495)	$—		$—	$(3,334,495)
Total	$(3,334,495)	$—		$—	$(3,334,495)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2012 whose fair value was determined using Level 3 inputs. At September 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Enhanced Equity Income Fund II

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	November 25, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 25, 2013